787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

August 19, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Anchor Series Trust
Post-Effective Amendment No. 70 under the Securities Act of 1933 and Amendment No. 70 under the Investment Company Act of 1940 to Registration Statement on Form N-1A
(File No. 2-86188 and File No. 811-3836)

Ladies and Gentlemen:

On behalf of Anchor Series Trust (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 70 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act to reflect changes made in response to comments provided to the undersigned by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission on August 8, 2016, regarding Post-Effective Amendment No. 69 to the Registrant’s Registration Statement filed pursuant to
Rule 485(a) on June 20, 2016.

The Registrant is responding to Staff comments by separate letter. The Amendment will become effective immediately. We have reviewed the Amendment and represent that it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz

Stacey P. Ruiz

Enclosures

cc:	Kathleen D. Fuentes, Esq., SunAmerica Asset Management, LLC
Christopher J. Tafone, Esq., SunAmerica Asset Management, LLC
Thomas D. Peeney, Esq., SunAmerica Asset Management, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher, LLP

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